Fair Value Measurements - Additional Information (Detail) - USD ($)			3 Months Ended	5 Months Ended
	Sep. 30, 2020	Sep. 29, 2020	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Oct. 20, 2020
Fair Value Measurements [Line Items]
Assets held in the Trust Account			$ 320,004,846	$ 320,004,846	$ 320,009,656
Warrants per share (in Dollars per share)		$ 0.82
Initial measurement			$ 16,106,667
Private Placement [Member]
Fair Value Measurements [Line Items]
Warrants per share (in Dollars per share)			$ 1.50	$ 1.50	$ 1.50	$ 1.50
Aggregate values	$ 4,900,000	$ 4,400,000		$ 8,500,000
Warrant [Member]
Fair Value Measurements [Line Items]
Aggregate values	$ 9,300,000	$ 8,200,000		$ 16,100,000